PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
VY
®
Morgan Stanley Global
Franchise Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.2%
France : 7.6%
23,048
L'Oreal SA
$ 10,337,896
3.3
8,538  LVMH Moet Hennessy
Louis Vuitton SE
6,547,599
2.1
44,741
Pernod Ricard SA
6,768,986
2.2
23,654,481
7.6
Germany : 6.9%
94,631
SAP SE
21,645,233
6.9
Ireland : 5.6%
34,952
Accenture PLC - Class A
12,354,833
4.0
97,492
Experian PLC
5,134,877
1.6
17,489,710
5.6
Italy : 0.2%
76,601
(1)
Davide Campari-Milano
NV
649,315
0.2
Netherlands : 0.5%
59,032
Universal Music Group NV
1,544,352
0.5
United Kingdom : 7.6%
1,248,743
Haleon PLC
6,534,058
2.1
118,390  Reckitt Benckiser Group
PLC
7,243,607
2.3
43,582
RELX PLC - EUR
2,052,969
0.7
166,393
RELX PLC - GBP
7,856,477
2.5
23,687,111
7.6
United States : 69.8%
84,366
Abbott Laboratories
9,618,568
3.1
46,626
Alphabet, Inc. - Class A
7,732,922
2.5
31,638
Aon PLC - Class A
10,946,432
3.5
29,135
Arthur J Gallagher & Co.
8,197,715
2.6
30,614  Automatic Data
Processing, Inc.
8,471,812
2.7
1,463
(2)
AutoZone, Inc.
4,608,509
1.5
40,805
Becton Dickinson and Co.
9,838,086
3.2
1,826
Booking Holdings, Inc.
7,691,331
2.5
20,438  Broadridge Financial
Solutions, Inc.
4,394,783
1.4
22,601
CDW Corp.
5,114,606
1.6
36,353
CME Group, Inc.
8,021,289
2.6
123,886
Coca-Cola Co.
8,902,448
2.9
29,606  Constellation Brands, Inc.
- Class A
7,629,170
2.5
13,979
Equifax, Inc.
4,107,869
1.3
6,409  FactSet Research
Systems, Inc.
2,947,179
1.0
57,972
(2)
Hologic, Inc.
4,722,399
1.5
61,827  Intercontinental Exchange,
Inc.
9,931,889
3.2
8,333  Jack Henry & Associates,
Inc.
1,471,108
0.5
55,355
Microsoft Corp.
23,819,256
7.6
52,274
Otis Worldwide Corp.
5,433,360
1.7
31,704  Philip Morris International,
Inc.
3,848,866
1.2
40,242
Procter & Gamble Co.
6,969,914
2.2
13,596
Roper Technologies, Inc.
7,565,358
2.4
6,726
S&P Global, Inc.
3,474,786
1.1
16,590
STERIS PLC
4,023,739
1.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
12,829  Thermo Fisher Scientific,
Inc.
$ 7,935,635
2.6
17,061
UnitedHealth Group, Inc.
9,975,225
3.2
62,615
Visa, Inc. - Class A
17,215,994
5.5
15,080
Zoetis, Inc.
2,946,330
0.9
217,556,578
69.8
Total Common Stock
(Cost $224,341,505)
306,226,780
98.2
Total Long-Term
Investments
(Cost $224,341,505)
306,226,780
98.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.8%
Repurchase Agreements : 0.2%
594,402
(3)
National Bank Financial,
Inc., Repurchase
Agreement dated
09/30/2024, 4.900%, due
10/01/2024 (Repurchase
Amount $594,482,
collateralized by various
U.S. Government
Securities, 0.375%-
5.000%, Market Value plus
accrued interest $606,290,
due 10/01/24-09/09/49)
594,402
0.2
Total Repurchase
Agreements
(Cost $594,402)
594,402
0.2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.6%
5,039,943
(4)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 4.830%
(Cost $5,039,943) $ 5,039,943 1.6
Total Short-Term
Investments
(Cost $5,634,345)
5,634,345
1.8
Total Investments in
Securities
(Cost $229,975,850) $ 311,861,125 100.0
Liabilities in Excess of
Other Assets (93,326) 0.0
Net Assets $ 311,767,799 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
VY
®
Morgan Stanley Global
Franchise Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock
France $ — $ 23,654,481 $ — $ 23,654,481
Germany — 21,645,233 — 21,645,233
Ireland 12,354,833 5,134,877 — 17,489,710
Italy — 649,315 — 649,315
Netherlands — 1,544,352 — 1,544,352
United Kingdom — 23,687,111 — 23,687,111
United States 217,556,578 — — 217,556,578
Total Common Stock 229,911,411 76,315,369 — 306,226,780
Short-Term Investments 5,039,943 594,402 — 5,634,345
Total Investments, at fair value $ 234,951,354 $ 76,909,771 $ — $ 311,861,125
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 87,005,454
Gross Unrealized Depreciation (5,120,179)
Net Unrealized Appreciation $ 81,885,275